Segment Reporting - Segment Result and Reconciliations to GAAP - Core Earnings Adjustments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Other derivative accounting adjustments	$ 63	$ 42	$ (32)
Unrealized gains (losses) on derivative and hedging activities, net	$ 487	$ 115	$ (153)